Deferred Tax Assets and Liabilities - Summary of Net Deferred Tax Assets/(Liabilities) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 9,580	¥ 5,011
Deferred tax liabilities	0	(13)
Net deferred income tax assets	¥ 9,580	¥ 4,998	¥ 831